Average Annual Total Returns - Institutional Shares and Investor A Shares - BlackRock LifePath Index 2065 Fund	Apr. 30, 2021
Investor A Shares
Average Annual Return:
1 Year	15.14%
Since Inception	18.21%
Inception Date	Oct. 30, 2019
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	14.76%
Since Inception	17.62%
Inception Date	Oct. 30, 2019
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.10%
Since Inception	13.75%
Inception Date	Oct. 30, 2019
Institutional Shares
Average Annual Return:
1 Year	15.43%
Since Inception	18.50%
Inception Date	Oct. 30, 2019